Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for Named Executive Officers grants in fiscal year 2025.

Award Timing Method	The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for Named Executive Officers grants in fiscal year 2025.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false